Schedule of Roll-forward of Gross Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Gross uncertain tax positions, Beginning balance	$ 644	$ 505
Additions for current year tax positions		139
Gross uncertain tax positions, Ending balance	$ 644	$ 644